Morgan, Lewis & Bockius LLP
                               One Federal Street
                           Boston, Massachusetts 02110-1726



December 22, 2015

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

	Re:	Pioneer Bond Fund
		Registration Statement on Form N-14
		(File No. 811-02864)

Ladies and Gentlemen:

On behalf of our client, Pioneer Bond Fund (the "Registrant"), a Delaware statutory trust, we are hereby filing a combined information statement and registration statement on Form N-14, with exhibits (the "Registration Statement").

The Registration Statement relates to a proposed reorganization of Pioneer Bond Fund with Pioneer Government Income Fund, a series of Pioneer Series Trust IV.

The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended. It is proposed that this filing will become effective on January 21, 2016 pursuant to Rule 488.

Please call the undersigned at (617) 951-8458 or Toby R. Serkin at
(617) 951-8760 with any questions relating to the filing.


Sincerely,

/s/ Jeremy B. Kantrowitz

Jeremy B. Kantrowitz